Acquisition of a Subsidiary (Details) - Schedule of cash flows on acquisition $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of cash flows on acquisition [Abstract]
Net cash acquired with the subsidiary	$ 6,054
Cash paid	(6,200)
Net cash flow on acquisition	$ (146)